Subsequent Event	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Event
In the first quarter of fiscal 2013, we signed an agreement to acquire 100% of the outstanding shares of Teavana Holdings, Inc., a specialty retailer of premium loose-leaf teas, authentic artisanal teawares and other tea-related merchandise, for approximately $620 million in cash. The acquisition is expected to close by December 31, 2012, subject to regulatory approval and customary closing conditions.